INCOME TAXES - Unrecognized tax benefits (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in the balance of unrecognized tax benefits
Balance, beginning of year	CAD 15,100	CAD 17,000	CAD 18,000
Increase/(decrease) for tax positions of prior years		(300)	2,700
Settlements	(1,800)	(1,600)	(3,700)
Balance, end of year	CAD 13,300	CAD 15,100	CAD 17,000